Acquisitions (Details) (USD $)	12 Months Ended				12 Months Ended							1 Months Ended								12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009	Feb. 05, 2010	Dec. 31, 2011 Technology Segment [Member] businesses	Dec. 31, 2010 Technology Segment [Member] businesses	Dec. 31, 2009 Technology Segment [Member]	Dec. 31, 2011 Services Segment [Member] businesses	Dec. 31, 2010 Services Segment [Member] businesses	Dec. 31, 2011 MBM [Member]	Nov. 30, 2011 Breakaway [Member]	Sep. 30, 2011 Symcor Inc [Member] year	Jul. 31, 2011 Education Sales and Marketing [Member]	Apr. 30, 2011 Unamic Hcn Member	Feb. 28, 2011 Concept Group [Member] locations customers	Oct. 31, 2010 TMS Health [Member]	Jul. 31, 2010 ExcellerateHRO [Member]	Jan. 31, 2010 Irish Business Systems, Ltd. [Member]	Feb. 28, 2009 ComDoc, Inc. [Member]	Dec. 31, 2010 Acs Member	Feb. 05, 2010 Acs Member
Schedule of Business Acquisitions, by Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price										$ 42,000,000	$ 18,000,000	$ (35,000,000)	$ 43,000,000	$ 55,000,000	$ 41,000,000	$ 48,000,000	$ 125,000,000	$ 29,000,000	$ 145,000,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	42,000,000										25,000,000
Acquisition Contingent Consideration											18,000,000
Business Acquisition, Contingent Consideration, at Fair Value	36,000,000
Business Acquisition, Purchase Price Allocation, Assets Acquired												17,000,000
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred												52,000,000
Business Acquisition, Customer Contract Obligations Amortizable Life (in years)												2
Number of Locations (in locations)															9
Business Acquisitions, Acquired Company Customers (in customers)															3,000
Number of Businesses Acquired (in businesses)					7	1		3	1
Business Acquisitions, Cost of Acquired Entity, Immaterial Acquisitions					21,000,000	21,000,000	18,000,000	25,000,000	12,000,000
Prior Years Aggregate Acquisition Revenue	318,000,000	140,000,000
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life	10
Acquisition Total Revenue in Current Year	177,000,000
Contingent Consideration Accrued	27,000,000
Contingent Consideration Paid	2,000,000	8,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid																					6,500,000,000
Xerox Shares After Converting from ACS Shares, at Acquisition (in shares)																					4.935
Acquisition Cash Paid per Share (in dollars per share)																					$ 18.60
Debt assumed and repaid																					1,700,000,000
Debt assumed and not repaid																					600,000,000
Preferred Stock Aggregate Fair Value				349,000,000																	349,000,000
Pro-forma Financial Data [Abstract]
Revenue																				22,252,000,000
Net income - Xerox																				592,000,000
Basic earnings per-share (in dollars per share)																				$ 0.41
Diluted earnings per-share (in dollars per share)																				$ 0.41
As Reported [Abstract]
Revenue	22,626,000,000	21,633,000,000	15,179,000,000																	21,633,000,000
Net income attributable to Xerox	1,295,000,000	606,000,000	485,000,000																	606,000,000
Basic Earnings per Share (in dollars per share)	$ 0.92	$ 0.44	$ 0.56																	$ 0.44
Diluted Earnings per Share (in dollars per share)	$ 0.90	$ 0.43	$ 0.55																	$ 0.43
Business Acquisition, Purchase Price Allocation [Abstract]
Cash and cash equivalents																					351,000,000
Accounts receivable																					1,344,000,000
Other current assets																					389,000,000
Land, buildings and equipment																					416,000,000
Intangible assets																					3,035,000,000
Goodwill																					5,127,000,000
Other long-term assets																					258,000,000
Other current liabilities																					645,000,000
Deferred revenue																					161,000,000
Deferred tax liability																					990,000,000
Debt																					2,310,000,000
Pension liabilities																					39,000,000
Other long-term liabilities																					263,000,000
Net Assets Acquired																					6,512,000,000
Share Based Compensation, Options Granted, Acquisition ACS				$ 222,000,000